OTHER RESERVES	12 Months Ended
Dec. 31, 2023
OTHER RESERVES
OTHER RESERVES

18.OTHER RESERVES

The following table sets out the movements in other reserves for the years ended December 31, 2023 and 2022:

	Equity	Cash flow
	securities	hedge
	reserve	reserve	Total
Balance at December 31, 2021	$65,065	$(10,789)	$54,276
Net change in cash flow hedge reserve	—	2,301	2,301
Net change in fair value of equity securities	(85,583)	—	(85,583)
Balance at December 31, 2022	$(20,518)	$(8,488)	$(29,006)
Net change in cash flow hedge reserve	—	1,176	1,176
Transfer of net loss on disposal of equity securities to retained earnings	2,045	—	2,045
Net change in fair value of equity securities	(73,170)	—	(73,170)
Balance at December 31, 2023	$(91,643)	$(7,312)	$(98,955)

The cash flow hedge reserve represents the settlement of an interest rate derivative related to the Senior Notes issued in 2020. The reserve will be amortized over the term of the Notes. Amortization of the reserve is included in the finance costs line item in the consolidated statements of income.